Equity Investments Designated at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
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Equity Investments Designated at Fair Value Through Other Comprehensive Income
22	EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	2020	2019
	RMB million	RMB million
Listed equity investment, at fair value
TravelSky Technology Limited	457	496

	457	496

Unlisted equity investments, at fair value
Sichuan Airlines Corporation Limited	194	336
Aviation Data Communication Corporation Limited	182	244
Others	162	198

	538	778

	995	1,274

The above equity investments were irrevocably designated at fair value through other comprehensive income as the Group considers these investments to be strategic in nature.
During the year ended December 31, 2020, the Group received dividends in the amounts of RMB8 million and RMB4 million from TravelSky Technology Limited and other non-listed
equity investments designated at fair value through other comprehensive income, respectively.